Provisions	12 Months Ended
Dec. 31, 2025
Provisions
Provisions

21.Provisions

Provisions are recognised where a legal or constructive obligation exists at the balance sheet date, as a result of a past event, where the amount of the obligation can be reliably estimated and where the outflow of economic benefit is probable.

Provisions are measured at management’s best estimate of the most likely outcome of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. Provisions are classified as non-current where the exact timing of settlement is uncertain but they are expected to be settled in more than 12 months.

Provisions

	Restructuring programmes £m	Other provisions £m	Total £m
As at 1 January 2024	(94)	(75)	(169)
Exchange adjustments	2	1	3
Charge for the period	(95)	(38)	(133)
Reversed unused	7	8	15
Utilised	76	33	109
As at 31 December 2024	(104)	(71)	(175)
Exchange adjustments	(1)	(1)	(2)
Charge for the period	(27)	(24)	(51)
Reversed unused	12	4	16
Utilised	71	32	103
As at 31 December 2025	(49)	(60)	(109)

	2025 £m	2024 £m
To be settled within one year	(69)	(118)
To be settled after one year	(40)	(57)
Total provisions	(109)	(175)

Other provisions include employee-related, legal, environmental, and other provisions. Refer to Note 6, ‘Operating profit’ for further details about the Group’s restructuring costs.